22. Deferred revenue	12 Months Ended
Dec. 31, 2017
Deferred Revenue
Deferred revenue

	2017	2016

Prepaid services to be provided (1)	388,301	716,650
Government grants (2)	89,036	117,758
Network swap (3)	20,191	28,932
Anticipated receipts	22,627	18,554
Deferred revenue from sale of towers (4)	951,208	991,750
	1,471,363	1,873,644

Current portion	(480,431)	(812,340)
Non-current portion	990,932	1,061,304

(1) This refers to top-ups of voice and data credit not yet used by customers, involving pre-paid system services, which are appropriated to income when customers actually use these services.

(2) Refers to the release of funds under the credit facility from the BNDES Investment Sustainability Program (“BNDES PSI”). The total sum of the subsidies granted by the BNDES through December 31, 2017 was R$203 million. This amount is being amortized according to the useful life of the asset being financed and appropriated to the “Other income (expenses), net” (Note 29).

(3) Refers mainly to the transfer of onerous contracts and reciprocal infrastructure of fiber optics (Note 11).

(4) Refers to amounts to be appropriated from sales of towers (Note 15).